Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	£ 500	£ 1,929
Interest payable	460	499
Borrowings	39,658	43,968
Borrowings subject to fair value hedges, Increase in amortised cost	101	173
Undrawn committed borrowing facilities	7,850	9,366
Increase in lease liabilities	147	85
Increase in current investments held at fair value	7	20
Property, Plant and Equipment, Inventory and Receivables [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	10	21
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	40,557	47,029
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	38,683	44,059
At Fair Value | Discounted Cash Flow | Level 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,874	2,970
Borrowings Subject to Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	9,197	5,356
Bilateral Facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	500	0
Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	0	1,929
Within One Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,992	4,041
Undrawn committed borrowing facilities	4,850	6,366
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,090	3,854
Undrawn committed borrowing facilities	150
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,739	4,108
Undrawn committed borrowing facilities	£ 2,850	£ 3,000